DISCONTINUED OPERATIONS - Divestiture of 2C Intra-regional business and loan facilitation related service (Details) ¥ in Thousands, $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2020 CNY (¥)	Mar. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Disposal Group, Including Discontinued Operation, Income Statement Disclosures [Abstract]
Impairment for net assets transferred	¥ 407,710	$ 57,580
Discontinued business | 2C intra-regional business and loan-facilitation related service
Disposal Group, Including Discontinued Operation, Income Statement Disclosures [Abstract]
Revenues			¥ 1,533,428	¥ 2,049,760	¥ 1,174,656
Cost of revenues			(296,347)	(427,548)	(478,137)
Gross profit			1,237,081	1,622,212	696,519
Sales and marketing			(1,018,483)	(1,010,446)	(1,758,892)
Research and development			(155,168)	(185,488)	(201,082)
General and administrative			(486,098)	(504,066)	(99,361)
Gains/(losses) from guarantee liabilities			(168,212)	2,483	444
Impairment for net assets transferred	(407,709)
Total operating expenses	(407,709)		(1,827,961)	(1,697,517)	(2,058,891)
Loss from operations			(590,880)	(75,305)	(1,362,372)
Interest income, net			(14,355)	(81,128)	(32,218)
Other expenses, net			(4,468)	(14,965)	(12,552)
Foreign exchange gain			534		1,104
Loss from discontinued operations before income tax expense	(407,709)		(609,169)	(171,398)	(1,406,038)
Income tax expense			(2,992)	(12,941)	(359)
Net loss from discontinued operations	¥ (407,709)		(612,161)	(184,339)	(1,406,397)
Discontinued business | 2C intra-regional business and loan-facilitation related service | Transaction facilitation revenue
Disposal Group, Including Discontinued Operation, Income Statement Disclosures [Abstract]
Revenues			391,447	481,055	230,250
Discontinued business | 2C intra-regional business and loan-facilitation related service | Loan facilitation revenue
Disposal Group, Including Discontinued Operation, Income Statement Disclosures [Abstract]
Revenues			¥ 1,141,981	¥ 1,568,705	¥ 944,406